SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS - Disclosure of detailed information about supplemental disclosure with respect to cash flows (Details) - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Supplemental cash-flow disclosure:
Interest	$ 1,137,327	$ 40,741
Income taxes	0	0
Supplemental non-cash disclosure:
Shares issued for exploration and evaluation assets acquisition	0	10,084,000
Reclassification of restricted share units vested	10,469,000	0
Reclassification of stock options exercised	561,349	3,132,758
Reclassification of warrants exercised	$ 33,706	$ 4,174,948